Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A ordinary shares		Class A [2]	Class B ordinary shares		Class B [2]	Share subscription Receivables		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2020		$ 821			$ 379			$ (1,200)	[1]	$ 114,726	$ 24,320	$ 284,645	$ 25,561	$ 449,252
Balance (in Shares) at Dec. 31, 2020	[1]	8,213,040			3,786,960
Net income (loss)									[1]			2,308,626		2,308,626
Statutory reserve									[1]		258,225	(258,225)
Capital Contribution									[1]
Capital Contribution (in Shares)
Foreign currency translation adjustment									[1]				39,076	39,076
Balance at Dec. 31, 2021		$ 821			$ 379			(1,200)	[1]	114,726	282,545	2,335,046	64,637	2,796,954
Balance (in Shares) at Dec. 31, 2021	[1]	8,213,040			3,786,960
Net income (loss)									[1]			(771,483)		(771,483)
Statutory reserve
Foreign currency translation adjustment									[1]				(203,486)	(203,486)
Balance at Dec. 31, 2022		$ 821			$ 379			(1,200)	[1]	114,726	282,545	1,563,563	(138,849)	1,821,985
Balance (in Shares) at Dec. 31, 2022		8,213,040	[1]	8,213,040	3,786,960	[1]	3,786,960
Adoption of ASC 326									[1]			55,794		55,794
Balance, January 1, 2023		$ 821			$ 379			(1,200)	[1]	114,726	282,545	1,619,357	(138,849)	1,877,779
Balance, January 1, 2023 (in Shares)	[1]	8,213,040			3,786,960
Net income (loss)									[1]			(2,547,668)		(2,547,668)
Capital Contribution		$ 275						1,200	[1]	8,160,308				8,161,783
Capital Contribution (in Shares)		2,750,000	[1]
Foreign currency translation adjustment									[1]				(86,942)	(86,942)
Balance at Dec. 31, 2023		$ 1,096			$ 379				[1]	$ 8,275,034	$ 282,545	$ (928,311)	$ (225,791)	$ 7,404,952
Balance (in Shares) at Dec. 31, 2023		10,963,040	[1]	10,963,040	3,786,960	[1]	3,786,960

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).
[2]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).